Transactions with Related Parties, Steamship Shipbroking Enterprises Inc. (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Transactions with Related Parties [Abstract]
Due to related parties	$ 399		$ 474
Related Party [Member] | Steamship [Member]
Transactions with Related Parties [Abstract]
Due to related parties	368		$ 462
Related Party [Member] | Steamship [Member] | General and Administration Expenses [Member]
Transactions with Related Parties [Abstract]
Accrued performance bonus	114	$ 99
Related Party [Member] | Steamship [Member] | Insurance and Administrative Management Fees [Member] | Management Fees to Related Parties [Member]
Transactions with Related Parties [Abstract]
Fees charged by related party	75	75
Related Party [Member] | Steamship [Member] | Brokerage Services [Member]
Transactions with Related Parties [Abstract]
Fees charged by related party	1,207	1,131
Related Party [Member] | Steamship [Member] | Brokerage Services [Member] | General and Administration Expenses [Member]
Transactions with Related Parties [Abstract]
Fees charged by related party	900	900
Related Party [Member] | Steamship [Member] | Brokerage Services [Member] | Voyage Expenses [Member]
Transactions with Related Parties [Abstract]
Fees charged by related party	$ 307	$ 231